RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Consolidated Financial Statements Including Financial Statements of Company and Subsidiaries

The consolidated financial statements include the financial statements of the Company and the subsidiaries listed in the following table:

	Place of incorporation / registration and operations	Nominal value of issued ordinary / registered share capital (CNY)	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited	Hong Kong	—	100	—	Investment holding
FMH Corporate Services Inc.	United States	—	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	—	—	100	Investment holding
Feishang Mining Holdings Limited	BVI	—	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	—	—	100	Investment holding
Newhold Investments Limited	BVI	—	100	—	Investment holding
Pineboom Investments Limited	BVI	—	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/Mainland China	10,000	—	100	Provision for management and consulting services to other companies in the Group
Silver Moon Technologies Limited	BVI	1	80	—	Dormant
Sunwide Capital Limited	BVI	—	100	—	Dormant
Yangpu Lianzhong Mining Co., Limited	PRC/Mainland China	115,008	—	100	Investment holding
Yangpu Shuanghu Industrial Development Co., Limited	PRC/Mainland China	1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/Mainland China	50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company Limited	PRC/Mainland China	59,480	—	100	Exploration and development of Lead Mine

Schedule of Commercial Transactions with Related Parties

Commercial transactions with related parties

		Year Ended December 31,
		2016	2017	2018	2018
		CNY	CNY	CNY	US$
	Notes
CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)	i	953	1,316	1,442	210
Sales of equipment to Wuhu Industrial	ii	—	1,056	—	—
Purchase of raw ore from Empressa Minera Jacha Uru S.A. (“Jacha Uru”)	iii	20	240	—	—
Feishang Management 's share of office rental to Feishang Enterprise	iv	—	—	166	24

(i)

On April 1, 2017, the Company signed an office sharing agreement with Anka, a private Hong Kong company that is owned by two Directors of the Company, which superseded all previously signed agreements between the parties, pursuant to which the Company shares 184 square meters of the total area of the office premises. The agreement also provides that the Company shares certain costs and expenses in connection with their use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. In 2018, Anka’s lease with the unrelated landlord was extended for two years, from July 1, 2018 to June 30, 2020.

(ii)

On February 22, 2017, Wuhu Feishang signed an agreement with Wuhu Industrial, controlled by Mr. Li Feilie, to dispose of certain equipment with the carrying amount of CNY1.06 million. The disposal gain was CNY0.05 million.

(iii)

In 2016 and 2017, Antay Pacha purchased copper ores from Jacha Uru, a copper mine located in Bolivia and controlled by Feishang Hesheng.

(iv)

On January 1, 2018, Feishang Management signed an office sharing agreement with Feishang Enterprise, a related company controlled by Mr. Li Feilie. Pursuant to the agreement, Feishang Management shared 40 square meters of the office premises. The agreement was valid for 33 months from January 1, 2018 to September 30, 2021.

Schedule of Group Payables with Related Parties

The Group has payables with related parties, which are all unsecured and non-interest-bearing. Balances with related companies are summarized as follows:

	December 31,
	2017	2018	2018
	CNY	CNY	US$

Current:
Payable to related companies:
Feishang Enterprise (1)	3,719	4,041	587
Feishang Hesheng (2)	10,028	—	—
	13,747	4,041	587
Payable to the Shareholder:
Feishang Group (3)	11,573	6,973	1,014

Feishang Enterprise, Feishang Group and Feishang Hesheng are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.

———————

(1)

Payable to Feishang Enterprise by Feishang Management for the net amount of loans from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(2)

Payable to Feishang Hesheng for the acquisition of Double Grow as well as the assumption of indebtedness due to Feishang Hesheng by Double Grow. The balance is unsecured and interest-free. The balance as at December 31, 2017 was repaid during 2018.

(3)

Payable to Feishang Group for the acquisition of Feishang Anthracite. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

Schedule of Compensation of Key Management Personnel of Group

Compensation of key management personnel of the Group

	Year Ended December 31,
	2016	2017	2018	2018
	CNY	CNY	CNY	US$

Wages, salaries and allowances	479	264	580	84
Housing subsidies	—	2	16	2
Contribution to pension plans	22	29	75	11
	501	295	671	97